NICHOLAS FUND INC [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NICHOLAS FUND INC | NICHOLAS FUND INC | NICHOLAS FUND INC
Prospectus [Line Items]
Annual Return [Percent]	[1]	16.71%	34.23%	(18.13%)	26.55%	18.89%	33.49%	(1.52%)	17.54%	0.92%	(2.95%)

[1]	The Fund’s fiscal year end is March 31. The Fund’s calendar year-to-date return (six months) as of June 30, 2025 was 2.81%.